Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments And Risk Management
Schedule of unobservable inputs in fair value measurement

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
30 June 2023
Cash and cash equivalents	3,085	-	3,085	-	-	-	-
Other receivables*	772	-	772	-	-	-	-
Trade payables	-	(9,953)	(9,953)	-	-	-	-
Warrants	-	(2,368)	(2,368)	(2,368)	-	-	(2,368)
Amounts owed to related parties	-	(1,565)	(1,565)	-	-	-	-
Other payables**	-	(191)	(191)	-	-	-	-
	3,857	(14,077)	(10,220)	(2,368)	-	-	(2,368)

31 December 2022
Cash and cash equivalents	8,164	-	8,164	-	-	-	-
Other receivables*	2,311	-	2,311	-	-	-	-
Trade payables	-	(3,680)	(3,680)	-	-	-	-
Warrants	-	(7,651)	(7,651)	(7,651)	-	-	(7,651)
Amounts owed to related parties	-	(2,468)	(2,468)	-	-	-	-
Other payables**	-	(165)	(165)	-	-	-	-
	10,475	(13,964)	(3,489)	(7,651)	-	-	(7,651)

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of significant exchange rates

	Average rate		Period-end spot rate
	2023	2022	2023	2022
Euro
USD	1.081	1.0530	1.0866	1.0666